AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 83.9%
$11,820,399	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[1,2]	$11,820,399
3,388,246	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[1]	3,388,246
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,208,645)	15,208,645

	TOTAL INVESTMENTS — 83.9%
	(Cost $15,208,645)	15,208,645
	Other Assets in Excess of Liabilities — 16.1%	2,915,466
	TOTAL NET ASSETS — 100.0%	$18,124,111

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Chesapeake Strategy Fund Limited.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Soybean Oil[1]	December 2025	12	377,558	$2,242
CME Lean Hogs[1]	August 2025	12	537,720	(21,720)
CME Live Cattle[1]	August 2025	12	1,016,323	10,277
COMEX Copper[1]	September 2025	2	248,425	5,700
COMEX Gold[1]	August 2025	4	1,333,640	(10,560)
COMEX Silver[1]	September 2025	4	737,140	(13,700)
Euronext Rapeseed[1]	August 2025	12	89,260	(13,252)
ICE Gas Oil[1]	August 2025	8	589,525	(60,725)
LME Tin[1]	September 2025	1	159,850	9,210
MDE Crude Palm Oil[1]	September 2025	23	559,083	(14,612)
NYBOT CSC Coffee 'C'[1]	September 2025	2	249,263	(24,188)
NYMEX Natural Gas[1]	August 2025	11	399,469	(19,309)
NYMEX NY Harbor ULSD[1]	August 2025	6	623,047	(49,419)
NYMEX Palladium[1]	September 2025	1	113,950	(3,240)
NYMEX Platinum[1]	October 2025	6	419,949	(17,049)
WCE Canola[1]	November 2025	39	409,555	(3,238)

Currency Futures
CME Brazil Real	August 2025	111	2,004,105	25,530
CME British Pound	September 2025	22	1,869,863	17,325
CME Euro	September 2025	21	3,066,794	40,156
CME Indian Rupee	July 2025	17	979,030	11,560
CME Mexican Peso	September 2025	139	3,637,220	39,330
CME Swiss Franc	September 2025	5	778,531	16,875

Index Futures
CME E-Mini NASDAQ 100	September 2025	1	456,064	1,800
FTSE 100	September 2025	10	1,216,941	(10,089)
FTSE/MIB	September 2025	2	462,588	7,033
ICE US Mini MSCI EAFE	September 2025	3	392,295	9,960
ICE US MSCI Emerging Markets EM	September 2025	16	960,320	26,480
MEFF Madrid IBEX 35	July 2025	12	1,950,608	17,924
Montreal Exchange S&P/TSX 60	September 2025	23	5,335,587	66,646
SFE S&P ASX Share Price Index 200	September 2025	3	419,863	1,481
SGX FTSE China A50	July 2025	14	190,778	(3,346)

Interest Rate Futures
CBOT 2-Year U.S. Treasury Note	September 2025	16	3,316,250	12,125
CBOT 5-Year U.S. Treasury Note	September 2025	12	1,295,719	12,281
Eurex BTP Italian	September 2025	18	2,563,354	3,227
ICF 3MO EURO EURIBOR	June 2026	75	21,705,389	(6,773)
MSE Canadian 10 Year Bond	September 2025	20	1,789,930	1,028
Total Long Contracts			62,254,986	66,970

Short Contracts
Commodity Futures
CBOT Corn[1]	December 2025	(23)	(494,569)	5,244
CBOT Oats[1]	December 2025	(10)	(174,352)	(11,023)
CBOT Rough Rice[1]	September 2025	(30)	(824,942)	25,142
CBOT Soybean[1]	November 2025	(11)	(589,875)	25,025
CBOT Wheat[1]	September 2025	(8)	(235,000)	19,700
CME Class III Milk[1]	August 2025	(3)	(107,460)	(4,740)
ICE Carbon Emissions[1]	December 2025	(4)	(289,669)	(35,431)
LME Lead[1]	September 2025	(11)	(547,388)	(15,089)
LME Nickel[1]	September 2025	(4)	(371,220)	6,520
LME Zinc[1]	September 2025	(7)	(473,042)	(8,677)
NYB Orange Juice[1]	September 2025	(3)	(112,382)	11,312
NYBOT CSC Cotton #2[1]	December 2025	(12)	(407,040)	(1,740)
NYBOT CSC Sugar #11[1]	October 2025	(19)	(351,221)	6,485
NYMEX RBOB Gasoline[1]	August 2025	(7)	(646,888)	37,691
SAFEX Sunflower Seed[1]	December 2025	(20)	(547,658)	(7,084)

Currency Futures
ICE Swedish Krona	September 2025	(16)	(1,584,709)	(9,200)

Index Futures
CME E-Mini Russell 2000 Index	September 2025	(6)	(635,700)	(21,810)
CME E-Mini S&P MidCap 400	September 2025	(2)	(607,690)	(17,410)
FTSE Taiwan	July 2025	(4)	(292,000)	240

Interest Rate Futures
CBOT U.S. Long Bond	September 2025	(17)	(1,910,906)	(52,063)
CBOT U.S. Ultra Long-Term Treasury Bond	September 2025	(12)	(1,388,625)	(40,875)
Eurex 10 Year Euro BUND	September 2025	(32)	(4,936,122)	28,272
Eurex 30 Year Euro BUXL	September 2025	(12)	(1,706,238)	22,900
ICF Long Gilt	September 2025	(25)	(3,133,685)	(59,712)
Total Short Contracts			(22,368,381)	(96,323)

TOTAL FUTURES CONTRACTS			39,886,605	$(29,353)

[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.